Personnel expenses and carried interest allocation - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Description Of Cost Of Services Rendered [Line Items]
Wages and salaries	$ (56,226)	$ (47,872)	$ (37,945)
Restructuring Expense, Personnel	(20,178)	(3,820)	(2,247)
Rewards And Bonuses	(42,189)	(36,296)	(25,397)
Expense from share-based payment transactions	(17,298)	(7,454)	(1,465)
Social security contributions	(9,269)	(7,711)	(5,236)
Other short-term employee benefits	(9,247)	(8,528)	(6,488)
Employee benefits expense	(154,407)	(111,681)	(78,778)
Carried interest allocation	$ (10,648)	(20,908)	$ (25,257)
Carried Interest Allocation [Member] | PBPE Fund III (Ontario) L.P
Description Of Cost Of Services Rendered [Line Items]
Percentage of performance fee receivable from related party	35.00%
Payables to related parties	$ 27,600	37,300
Current payables to related parties	19,300	31,900
Non-current payables to related parties	$ 8,300	$ 5,400